RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Nemaura Pharma Limited (“Pharma”), Black and White Health Care Limited (“B&W”) and NDM Technologies Limited (“NDM”) are entities controlled by the Company’s chief executive officer and majority shareholder.

Pharma has a service agreement with DDL, to undertake development, manufacture, and regulatory approvals under Pharma’s ISO13485 Accreditation. Pharma invoices DDL on a periodic basis for said services. Services are provided at cost plus a service surcharge amounting to less than 10% of the total costs incurred.

The following is a summary of activity between the Company and Pharma, B&W and NDM for the years ended March 31, 2023 and 2022:

	March 31,
	2023	2022

Due to/(from) related parties at beginning of year	$(101,297)	$148,795
Amounts invoiced by Pharma to DDL, NM and TCL primarily relating to research and development expenses	4,767,586	3,245,985
Amounts invoiced by DDL to Pharma	—	(2,495)
Amounts repaid by DDL to Pharma	(3,773,217)	(3,492,962)
Foreign exchange differences	27,708	(620)
Due to/(from) related parties at end of year	$920,780	$(101,297)